Equity and Stock-Based Compensation - Assumptions Used in Estimating Fair Value of Warrants Issued (Detail) - 12 months ended Mar. 31, 2015	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	3 years
Expected volatility	146.60%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.94%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.99%